Intangible and tangible assets - Change in net intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of change in net intangible assets
Net amount as of the beginning of the period	$ 28,922	$ 14,587	$ 15,362
Expenditures	1,087	3,745	404
Disposals	(118)	(28)	(23)
Amortization and impairment	(1,359)	(852)	(1,512)
Currency translation adjustment	(95)	(351)	234
Other	4,741	11,821	122
Net amount as of the end of the period	33,178	28,922	14,587
Exceptional asset impairments	251	67	$ 785
Effect of entries in the consolidation scope	$ 3,887	$ 12,044